Consolidated statements of changes in equity - EUR (€) € in Millions		Total		Attributable to equity holders of Sanofi		Share capital		Additional paid-in capital		Treasury shares		Reserves and retained earnings		Stock options and other share- based payments		Other comprehensive income		Attributable to non- controlling interests
Beginning balance at Dec. 31, 2019	[1]	€ 59,230		€ 59,056		€ 2,508		€ 147		€ (9)		€ 51,902		€ 3,863		€ 645		€ 174
Other comprehensive income for the period		(4,007)	[2]	(3,987)	[1]							14	[1]			(4,001)	[1]	(20)	[1]
Net income for the period	[1]	12,330		12,294								12,294						36
Comprehensive income		8,323	[2]	8,307	[1]							12,308	[1]			(4,001)	[1]	16	[1]
Dividend paid out of earnings		(3,937)		(3,937)								(3,937)
Payment of dividends to non-controlling interests		(44)		0														(44)
Share repurchase program	[3]	(822)		(822)						(822)
Share-based payment plans:
Exercise of stock options	[3]	51		51		2		49
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0		0		3		(3)		126		(126)
Employee share ownership plan	[3]	174		174		5		169
Value of services obtained from employees		274		274										274
Tax effects of the exercise of stock options		1		1										1
Other changes arising from issuance of restricted shares	[5]	2		2								2
Ending balance at Dec. 31, 2020		63,252	[6]	63,106	[1]	2,518	[1]	362	[1]	(705)	[1]	60,149	[1]	4,138	[1]	(3,356)	[1]	146	[1]
Other comprehensive income for the period		3,307	[2]	3,296								797				2,499		11
Net income for the period		6,279	[2]	6,223								6,223						56
Comprehensive income		9,586	[2]	9,519								7,020				2,499		67
Dividend paid out of earnings		(4,008)		(4,008)								(4,008)
Payment of dividends to non-controlling interests		(49)		0														(49)
Share repurchase program	[3]	(382)		(382)						(382)
Share-based payment plans:
Exercise of stock options	[3]	11		11				11
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0		0		4		(4)		148		(148)
Employee share ownership plan	[3]	168		168		5		163
Value of services obtained from employees		244		244										244
Tax effects of the exercise of stock options		23		23										23
Other changes in non-controlling interests	[7]	186		0														186
Ending balance at Dec. 31, 2021		69,031		68,681		2,527		532		(939)		63,013		4,405		(857)		350
Other comprehensive income for the period		2,764		2,759								451				2,308		5
Net income for the period		8,484		8,371								8,371						113
Comprehensive income		11,248		11,130								8,822				2,308		118
Dividend paid out of earnings		(4,168)		(4,168)								(4,168)
Effect of the distribution of an exceptional supplementary dividend of 58% of the shares of EUROAPI to the equity holders of Sanofi	[8]	(793)		(793)								(793)
Payment of dividends to non-controlling interests		(100)		0														(100)
Share repurchase program	[3]	(497)		(497)						(497)
Reduction in share capital	[3]	0		0		(13)		(587)		600
Share-based payment plans:
Exercise of stock options	[3]	35		35		1		34
Issuance of restricted shares and vesting of existing restricted shares	[3],[4]	0		0		3		(3)		130		(130)
Employee share ownership plan	[3]	153		153		4		149
Value of services obtained from employees		245		245										245
Tax effects of the exercise of stock options		8		8										8
Other		(10)		(10)								(10)
Ending balance at Dec. 31, 2022		€ 75,152		€ 74,784		€ 2,522		€ 125		€ (706)		€ 66,734		€ 4,658		€ 1,451		€ 368

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[3]	See Notes D.15.1., D.15.3., D.15.4. and D.15.5.
[4]	This line includes the use of existing shares to fulfill vested rights under restricted share plans.
[5]	Issuance of restricted shares to former employees of the European Generics business subsequent to the date of divestment.
[6]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
[7]	This line includes changes in non-controlling interests arising from divestments and acquisitions.
[8]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see note D.1.).